UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

Money Market Portfolio

One Granite Place
Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead
One Granite Place
Concord, NH 03301
(Name and address of agent for service)

Registrant’s telephone number, including area code: 603-229-6162

Date of fiscal year end: 12/31/05

Date of Reporting Period: 07/01/04-06/30/05

Item 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Jefferson Pilot Variable Fund, Inc.
Money Market Portfolio

The Portfolio held no securities entitled to vote at a meeting of shareholders during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jefferson Pilot Variable Fund, Inc.

By (Signature and Title)*	/s/ Ronald R. Angarella
Ronald R. Angarella, President
Date	12/09/05